Details of Certain Balance Sheet Accounts (Tables)	12 Months Ended
Sep. 30, 2012
Details of Certain Balance Sheet Accounts
Schedule of prepaid expenses and other current assets

	September 30,
	2011	2012
Restricted cash	$100	$200
Prepaid expenses	168	352
Other current assets	37	149

	$305	$701

Schedule of accrued expenses

	September 30,
	2011	2012
Accrued bonus	$3,810	$4,552
Accrued expenses	754	2,300
Lease payable	—	87

	$4,564	$6,939